DEBT - Convertible Promissory Notes - Table (Details) - USD ($)	May 15, 2019	Jun. 30, 2019	May 16, 2019	Apr. 14, 2019	Apr. 04, 2019	Dec. 31, 2018
Debt
Carrying amount		$ 2,062,249				$ 7,483,847
Convertible Promissory Notes
Debt
Note Principal Amount					$ 900,000
Carrying amount					881,947
Common stock issued upon conversion	152,521
Conversion price per share (USD per share)	$ 5.95			$ 5.95
Increase in Additional paid-in capital from conversion	$ 900,000
Convertible Promissory Notes | Embedded Redemption Feature
Debt
Fair value of embedded derivative			$ (9,111)	$ (18,053)	$ (18,053)